Operating Segments - Summary of Revenue Attributed to Geographical Locations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 11,986,842	$ 12,518,631	$ 28,259,070	$ 22,597,140	$ 48,797,124	$ 35,400,319
Canada
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	670,557	2,077,052	5,727,059	4,360,276	12,447,125	13,433,549
United States
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	11,097,554	10,252,986	22,029,091	17,812,204	35,330,138	20,857,092
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 218,731	$ 188,593	$ 502,920	$ 424,660	$ 1,019,861	$ 1,109,678